Net Operating Loss Carryforwards available to Offset Future Taxable Income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Amount	$ 39,831
Hong Kong
Operating Loss Carryforwards [Line Items]
Amount	$ 11,621
Expiring year	indefinite*
Taiwan
Operating Loss Carryforwards [Line Items]
Amount	$ 28,210
Taiwan | Earliest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2025
Taiwan | Latest Tax Year
Operating Loss Carryforwards [Line Items]
Expiring year	2034